Segment and Geographic Information - External Revenue Allocated by Manufacturing Location (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Thailand
Disclosure of operating segments [line items]
Percentage of entity's revenue (percent)	36.00%	35.00%	34.00%
China
Disclosure of operating segments [line items]
Percentage of entity's revenue (percent)	16.00%	20.00%	18.00%
Malaysia
Disclosure of operating segments [line items]
Percentage of entity's revenue (percent)	13.00%		12.00%